DoubleLine Low Duration Bond Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 6.2%
2,558,618	AccessLex Institute, Series 2007-A-B (3 Month LIBOR USD + 0.55%)	5.95%		02/25/2037	2,451,868
2,303,936	ACHV Trust, Series 2023-1PL-A	6.42	% (a)	03/18/2030	2,304,737
5,319,471	ACM Auto Trust, Series 2023-1A-A	6.61	% (a)	01/22/2030	5,312,585
301,249	Affirm Asset Securitization Trust, Series 2020-Z1-A	3.46	% (a)	10/15/2024	300,032
1,446,267	Affirm Asset Securitization Trust, Series 2020-Z2-A	1.90	% (a)	01/15/2025	1,427,359
2,850,000	Affirm Asset Securitization Trust, Series 2021-B-A	1.03	% (a)	08/17/2026	2,772,930
4,619,349	Affirm Asset Securitization Trust, Series 2021-Z1-A	1.07	% (a)	08/15/2025	4,490,152
2,939,011	Aqua Finance Trust, Series 2020-AA-A	1.90	% (a)	07/17/2046	2,714,693
1,222,127	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A-A	1.19	% (a)	01/15/2027	1,192,156
8,237,188	CAL Funding Ltd., Series 2020-1A-A	2.22	% (a)	09/25/2045	7,184,309
1,132,627	Commonbond Student Loan Trust, Series 2017-BGS-A1	2.68	% (a)	09/25/2042	1,025,243
1,057,132	Commonbond Student Loan Trust, Series 2020-AGS-A	1.98	% (a)	08/25/2050	898,247
1,253,999	Consumer Loan Underlying Bond Credit Trust, Series 2020-P1-C	4.61	% (a)	03/15/2028	1,234,457
2,019,919	CPS Auto Receivables Trust, Series 2022-D-A	6.09	% (a)	01/15/2027	2,021,367
10,000,000	DataBank Issuer, Series 2023-1A-A2	5.12	% (a)	02/25/2053	9,231,992
2,184,962	Diamond Resorts Owner Trust, Series 2021-1A-B	2.05	% (a)	11/21/2033	1,985,281
3,000,000	Drive Auto Receivables Trust, Series 2021-3-C	1.47%		01/15/2027	2,878,615
10,182,020	Exeter Automobile Receivables Trust, Series 2021-1A-C	0.74%		01/15/2026	10,052,842
4,100,000	Exeter Automobile Receivables Trust, Series 2023-3A-A3	6.04%		07/15/2026	4,095,643
4,250,000	ExteNet LLC, Series 2019-1A-B	4.14	% (a)	07/26/2049	4,055,984
1,106,758	Foundation Finance Trust, Series 2019-1A-A	3.86	% (a)	11/15/2034	1,087,999
3,474,728	Global SC Finance SRL, Series 2020-1A-A	2.17	% (a)	10/17/2040	3,090,887
1,250,000	GLS Auto Receivables Issuer Trust, Series 2021-1A-D	1.68	% (a)	01/15/2027	1,178,237
7,999,000	GLS Auto Receivables Issuer Trust, Series 2021-2A-C	1.08	% (a)	06/15/2026	7,772,224
10,200,000	Hertz Vehicle Financing LLC, Series 2021-1A-B	1.56	% (a)	12/26/2025	9,544,167
918,974	Hilton Grand Vacations Trust, Series 2018-AA-A	3.54	% (a)	02/25/2032	885,054
466,522	Hilton Grand Vacations Trust, Series 2020-AA-A	2.74	% (a)	02/25/2039	434,877
614,853	Laurel Road Prime Student Loan Trust, Series 2019-A-A1FX	2.34	% (a)	10/25/2048	592,332
10,750,000	Lendbuzz Securitization Trust, Series 2023-1A-A2	6.92	% (a)	08/15/2028	10,666,173
4,250,000	Lendbuzz Securitization Trust, Series 2023-2A-A2	7.09	% (a)	10/16/2028	4,224,633
5,982,740	LendingPoint Asset Securitization Trust, Series 2022-C-A	6.56	% (a)	02/15/2030	5,975,587
8,587,042	Loanpal Solar Loan Ltd., Series 2020-3GS-A	2.47	% (a)	12/20/2047	6,734,374
2,244,539	Marlette Funding Trust, Series 2019-4A-C	3.76	% (a)	12/17/2029	2,219,180
638,792	MVW Owner Trust, Series 2018-1A-C	3.90	% (a)	01/21/2036	616,758
3,239,324	Navient Private Education Loan Trust, Series 2020-FA-A	1.22	% (a)	07/15/2069	2,877,546
1,826,110	Navient Private Education Loan Trust, Series 2020-GA-A	1.17	% (a)	09/16/2069	1,616,934
2,901,255	NP SPE LLC, Series 2019-1A-A1	2.57	% (a)	09/20/2049	2,696,463
2,593,062	Oxford Finance Funding LLC, Series 2019-1A-A2	4.46	% (a)	02/15/2027	2,580,141
6,479,825	Oxford Finance Funding LLC, Series 2020-1A-A2	3.10	% (a)	02/15/2028	6,417,230
596,921	Pagaya AI Debt Selection Trust, Series 2021-1-A	1.18	% (a)	11/15/2027	595,624
9,926,144	Pagaya AI Debt Selection Trust, Series 2021-5-A	1.53	% (a)	08/15/2029	9,743,309
7,279,684	Pagaya AI Debt Selection Trust, Series 2021-HG1-A	1.22	% (a)	01/16/2029	6,953,119
15,105,486	Pagaya AI Debt Selection Trust, Series 2022-1-A	2.03	% (a)	10/15/2029	14,707,284
8,903,460	Pagaya AI Debt Trust, Series 2023-3-A	7.60	% (a)	12/16/2030	8,929,684
1,272,074	Pagaya Al Debt Selection Trust, Series 2021-3-A	1.15	% (a)	05/15/2029	1,260,273
14,980,935	Pagaya Al Debt Selection Trust, Series 2022-3-A	6.06	% (a)	03/15/2030	14,918,941
21,789,057	Pagaya Al Debt Trust, Series 2023-1-A	7.56	% (a)	07/15/2030	21,821,296
5,000,000	Santander Drive Auto Receivables Trust, Series 2020-4-D	1.48%		01/15/2027	4,830,797
1,795,081	Sierra Timeshare Receivables Funding LLC, Series 2021-2A-C	1.95	% (a)	09/20/2038	1,621,505
5,580,249	SLM Private Credit Student Loan Trust, Series 2006-A-A5 (3 Month LIBOR USD + 0.29%)	5.84%		06/15/2039	5,293,118
3,344,567	SLM Private Credit Student Loan Trust, Series 2006-B-A5 (3 Month LIBOR USD + 0.27%)	5.82%		12/15/2039	3,136,764
13,039,369	SoFi Alternative Consumer Loan Program, Series 2021-2-A	1.25	% (a)	08/15/2030	12,424,667
9,612,630	SoFi Alternative Trust, Series 2021-1-PT1	9.72	% (a)(b)	05/25/2030	9,408,285
24,547,347	SoFi Alternative Trust, Series 2021-3-A	1.50	% (a)	11/15/2030	23,327,565
6,671,082	SoFi Consumer Loan Program Trust, Series 2022-1S-A	6.21	% (a)	04/15/2031	6,675,843
3,015,006	SoFi Consumer Loan Program Trust, Series 2023-1S-A	5.81	% (a)	05/15/2031	3,010,461
1,290,281	SoFi Professional Loan Program Trust, Series 2018-D-A2FX	3.60	% (a)	02/25/2048	1,233,885
4,535,209	SoFi Professional Loan Program Trust, Series 2020-C-AFX	1.95	% (a)	02/15/2046	4,065,510
5,091,616	Stack Infrastructure Issuer LLC, Series 2019-1A-A2	4.54	% (a)	02/25/2044	5,014,893
3,556,250	TAL Advantage LLC, Series 2020-1A-A	2.05	% (a)	09/20/2045	3,120,934
12,250,000	Tesla Auto Lease Trust, Series 2021-B-B	0.91	% (a)	09/22/2025	11,612,702
25,000,000	UPCL, Series 2023-1-A	7.65	% (c)	04/22/2030	24,755,000
2,471,865	Upgrade Master Pass-Thru Trust, Series 2021-PT3-A	13.58	% (a)(b)	07/15/2027	2,418,922
1,370,525	Upstart Pass-Through Trust, Series 2020-ST5-A	3.00	% (a)	12/20/2026	1,319,913
1,753,629	Upstart Pass-Through Trust, Series 2021-ST5-A	2.00	% (a)	07/20/2027	1,659,332
5,217,885	Upstart Pass-Through Trust, Series 2021-ST6-A	1.85	% (a)	08/20/2027	4,944,408
2,425,302	Upstart Securitization Trust, Series 2021-3-A	0.83	% (a)	07/20/2031	2,401,564
2,000,000	Upstart Securitization Trust, Series 2021-3-B	1.66	% (a)	07/20/2031	1,924,913
3,339,053	Upstart Securitization Trust, Series 2023-1-A	6.59	% (a)	02/20/2033	3,328,571
12,500,000	Upstart Securitization Trust, Series 2023-2-A	6.77	% (a)	06/20/2033	12,511,800
6,811,496	Westgate Resorts LLC, Series 2022-1A-C	2.49	% (a)	08/20/2036	6,383,086

Total Asset Backed Obligations (Cost $386,914,001)					374,195,256

Bank Loans - 4.0%
10,202,476	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.90%		11/19/2026	10,147,178
370,000	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%)	7.58%		06/14/2030	370,463
7,528,870	Asplundh Tree Expert LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.85%)	7.00%		09/07/2027	7,518,292
3,940,875	Avantor Funding, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.35%, 0.50% Floor)	7.50%		11/08/2027	3,944,166
3,966,750	Axalta Coating Systems US Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	7.90%		12/20/2029	3,980,078
7,303,070	Berry Global, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.85%		07/01/2026	7,303,143
1,408,325	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	7.16%		04/06/2026	1,408,761
7,550,363	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	7.66%		12/16/2027	7,554,478
2,906,299	Catalent Pharma Solutions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.50% Floor)	7.06%		02/22/2028	2,852,706
9,547,058	Charter Communications Operating LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 1.75%)	6.80%		02/01/2027	9,501,280
4,322,341	Element Solutions, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%)	7.15%		01/30/2026	4,326,382
4,937,080	Energizer Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.36%, 0.50% Floor)	7.45%		12/22/2027	4,918,591
7,508,065	Fleetcor Technologies Operating Company LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.85%)	7.00%		04/28/2028	7,462,079
2,506,807	Focus Financial Partners LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	7.65%		06/30/2028	2,481,401
14,879,742	Gardner Denver, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.85%)	7.00%		03/01/2027	14,880,933
890,307	Generac Power Systems, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.85%)	7.01%		12/11/2026	889,194
7,521,959	Go Daddy Operating Company LLC (1 Month Secured Overnight Financing Rate + 3.00%)	8.15%		11/09/2029	7,545,126
2,524,835	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%)	7.77%		01/02/2026	2,485,385
9,508,028	Grifols Worldwide Operations USA, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.15%)	7.41%		11/15/2027	9,371,350
11,438,261	Horizon Therapeutics USA, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.86%, 0.50% Floor)	6.81%		03/15/2028	11,418,873
6,613,020	ICON Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.51%, 0.50% Floor)	7.41%		07/03/2028	6,621,287
7,528,665	IQVIA, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	6.90%		06/11/2025	7,535,742
10,611,211	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.90%		01/02/2026	10,538,312
6,787,950	KFC Holding Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.71%		03/15/2028	6,742,979
1,940,438	Lamar Media Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.60%)	6.70%		01/29/2027	1,907,935
3,968,960	Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.90%		08/29/2025	3,967,472
7,533,969	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%)	7.65%		09/18/2026	7,535,288
7,236,112	NortonLifeLock, Inc., Senior Secured First Lien (1 Month Secured Overnight Financing Rate + 2.10%, 0.50% Floor)	7.25%		09/12/2029	7,209,013
7,493,455	Pilot Travel Centers LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.10%)	7.25%		08/04/2028	7,492,106
1,647,638	PRA Health Sciences, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.51%, 0.50% Floor)	7.41%		07/03/2028	1,649,698
	Resideo Funding, Inc., Senior Secured First Lien Term Loan
4,148,901	(3 Month LIBOR USD + 2.25%, 0.50% Floor)	7.60%		02/11/2028	4,141,214
806,731	(1 Month LIBOR USD + 2.25%, 0.50% Floor)	7.48%		02/11/2028	805,172
806,731	(2 Month LIBOR USD + 2.25%, 0.50% Floor)	7.47%		02/11/2028	805,172
8,578,904	Reynolds Consumer Products LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.85%)	7.00%		02/04/2027	8,579,890
4,194,299	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.75%)	6.77%		04/16/2025	4,194,991
4,851,940	Standard Industries, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%, 0.50% Floor)	7.71%		09/22/2028	4,855,312
8,568,475	Stars Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%)	7.41%		07/21/2026	8,578,157
8,704,874	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.85%)	7.00%		11/13/2026	8,693,383
4,845,483	US Foods, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.11%)	7.02%		09/14/2026	4,847,470
	Vistra Operations Company LLC, Senior Secured First Lien Term Loan
1,687,715	(1 Month LIBOR USD + 1.75%)	6.90%		12/31/2025	1,685,605
6,750,859	(1 Month LIBOR USD + 1.75%)	6.94%		12/31/2025	6,742,421
7,520,888	WMG Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.13%)	7.28%		01/20/2028	7,509,833
1,160,000	Wyndham Hotels & Resorts Inc, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%)	7.43%		05/25/2030	1,161,966

Total Bank Loans (Cost $243,775,697)					244,160,277

Collateralized Loan Obligations - 16.4%
20,000,000	AIG LLC, Series 2018-1A-A1R (3 Month LIBOR USD + 1.12%, 1.12% Floor)	6.37	% (a)	04/20/2032	19,839,834
10,000,000	AIG LLC, Series 2021-2A-A (3 Month LIBOR USD + 1.17%, 1.17% Floor)	6.42	% (a)	07/20/2034	9,793,623
20,000,000	Allegro Ltd., Series 2019-1A-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	6.40	% (a)	07/20/2032	19,771,136
10,500,000	Bain Capital Credit Ltd., Series 2019-1A-AR (3 Month LIBOR USD + 1.13%)	6.40	% (a)	04/19/2034	10,312,491
30,000,000	Battalion Ltd., Series 2017-11A-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	6.42	% (a)	04/24/2034	29,292,570
22,000,000	Battalion Ltd., Series 2021-20A-A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	6.44	% (a)	07/15/2034	21,411,212
22,000,000	BlueMountain Ltd., Series 2021-31A-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	6.42	% (a)	04/19/2034	21,509,745
20,000,000	Bridge Street Ltd., Series 2021-1A-A1A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	6.48	% (a)	07/20/2034	19,882,212
15,000,000	Capital Four Ltd., Series 2021-1A-A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	6.47	% (a)	01/18/2035	14,797,075
25,000,000	Carlyle Global Market Strategies Ltd., Series 2016-1A-A1R2 (3 Month LIBOR USD + 1.14%, 1.14% Floor)	6.39	% (a)	04/20/2034	24,531,250
11,000,000	Carlyle Global Market Strategies Ltd., Series 2021-1A-A1 (3 Month LIBOR USD + 1.14%, 1.14% Floor)	6.40	% (a)	04/15/2034	10,826,750
11,000,000	Carlyle Global Market Strategies Ltd., Series 2021-7A-A1 (3 Month LIBOR USD + 1.16%, 1.16% Floor)	6.42	% (a)	10/15/2035	10,787,005
42,000,000	CarVal Ltd., Series 2019-1A-ANR (3 Month LIBOR USD + 1.11%, 1.11% Floor)	6.36	% (a)	04/20/2032	41,550,041
32,072,676	Cathedral Lake Ltd., Series 2018-5A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	6.45	% (a)	10/21/2030	31,946,011
10,000,000	CBAM Ltd., Series 2017-2A-AR (3 Month LIBOR USD + 1.19%, 1.19% Floor)	6.45	% (a)	07/17/2034	9,763,031
10,500,000	CBAM Ltd., Series 2019-10A-A1R (3 Month LIBOR USD + 1.12%, 1.12% Floor)	6.37	% (a)	04/20/2032	10,324,125
20,000,000	CFIP Ltd., Series 2021-1A-A (3 Month LIBOR USD + 1.22%, 1.22% Floor)	6.47	% (a)	01/20/2035	19,858,654
25,000,000	CQS Ltd., Series 2021-1A-A (3 Month LIBOR USD + 1.22%, 1.22% Floor)	6.47	% (a)	01/20/2035	24,275,545
18,000,000	Crown City, Series 2021-1A-A1A (3 Month LIBOR USD + 1.17%, 1.17% Floor)	6.42	% (a)	07/20/2034	17,684,600
25,500,000	Galaxy Ltd., Series 2016-22A-ARR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	6.46	% (a)	04/16/2034	25,197,114
10,000,000	Generate Ltd., Series 6A-A1R (3 Month LIBOR USD + 1.20%, 1.20% Floor)	6.47	% (a)	01/22/2035	9,803,822
14,000,000	Generate Ltd., Series 8A-AR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	6.45	% (a)	10/20/2034	13,688,665
46,500,000	Generate Ltd., Series 9A-A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	6.45	% (a)	10/20/2034	45,487,658
14,100,000	Greywolf Ltd., Series 2018-2A-A1 (Secured Overnight Financing Rate 3 Month + 1.44%, 1.44% Floor)	6.49	% (a)	10/20/2031	13,983,675
17,500,000	Gulf Stream Meridian Ltd., Series 2021-4A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	6.46	% (a)	07/15/2034	17,288,548
52,000,000	Halsey Point Ltd., Series 2021-5A-A1A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	6.51	% (a)	01/30/2035	50,919,695
8,351,449	Harbourview LLC, Series 7RA-A1 (3 Month LIBOR USD + 1.13%, 1.13% Floor)	6.39	% (a)	07/18/2031	8,278,523
22,000,000	Hayfin Ltd., Series 2018-8A-A (3 Month LIBOR USD + 1.12%, 1.12% Floor)	6.37	% (a)	04/20/2031	21,738,633
9,968,710	Jefferson Mill Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.18%)	6.43	% (a)	10/20/2031	9,823,436
10,000,000	Madison Park Funding Ltd., Series 2019-34A-AR (3 Month LIBOR USD + 1.12%, 1.12% Floor)	6.38	% (a)	04/25/2032	9,914,158
3,000,000	Marathon Ltd., Series 2017-9A-A2 (3 Month LIBOR USD + 1.75%)	7.01	% (a)	04/15/2029	2,973,985
24,001,106	Marathon Ltd., Series 2018-12A-A1 (3 Month LIBOR USD + 1.18%)	6.44	% (a)	04/18/2031	23,820,354
20,000,000	Marble Point Ltd., Series 2018-2A-A1R (3 Month LIBOR USD + 1.28%, 1.28% Floor)	6.53	% (a)	01/20/2032	19,792,528
35,000,000	Marble Point Ltd., Series 2021-2A-A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	6.46	% (a)	07/25/2034	34,151,250
15,383,568	MidOcean Credit, Series 2018-8A-A1R (3 Month LIBOR USD + 1.05%, 1.05% Floor)	6.43	% (a)	02/20/2031	15,267,776
15,000,000	MP Ltd., Series 2015-2A-ARR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	6.47	% (a)	04/28/2034	14,548,436
23,835,703	Ocean Trails, Series 2014-5A-ARR (3 Month LIBOR USD + 1.28%, 1.28% Floor)	6.52	% (a)	10/13/2031	23,620,728
16,500,000	OCP Ltd., Series 2014-5A-A1R (3 Month LIBOR USD + 1.08%, 1.08% Floor)	6.35	% (a)	04/26/2031	16,379,715
8,500,000	OHA Credit Funding Ltd., Series 2012-7A-AR3 (3 Month LIBOR USD + 1.07%, 1.07% Floor)	6.45	% (a)	02/20/2034	8,436,395
8,700,000	Palmer Square Ltd., Series 2021-2A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	6.41	% (a)	07/15/2034	8,587,564
20,000,000	Prudential PLC, Series 2021-5A-A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	6.46	% (a)	10/18/2034	19,782,238
10,000,000	Riserva Ltd., Series 2016-3A-ARR (3 Month LIBOR USD + 1.06%, 1.06% Floor)	6.32	% (a)	01/18/2034	9,793,045
21,771,593	Romark Ltd., Series 2018-1A-A1 (3 Month LIBOR USD + 1.03%)	6.28	% (a)	04/20/2031	21,524,746
18,875,000	RR Ltd., Series 2021-14A-A1 (3 Month LIBOR USD + 1.12%, 1.12% Floor)	6.38	% (a)	04/15/2036	18,724,291
20,000,000	Shackleton Ltd., Series 2015-7RA-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	6.41	% (a)	07/15/2031	19,815,574
16,000,000	Sound Point Ltd., Series 2014-2RA-A (3 Month LIBOR USD + 1.25%, 1.25% Floor)	6.50	% (a)	10/20/2031	15,852,542
25,000,000	Sound Point Ltd., Series 2020-1A-AR (3 Month LIBOR USD + 1.17%, 1.17% Floor)	6.42	% (a)	07/20/2034	24,526,660
900,000	Steele Creek Ltd., Series 2019-1A-BR (3 Month LIBOR USD + 1.80%, 1.80% Floor)	7.06	% (a)	04/15/2032	865,071
18,000,000	Steele Creek Ltd., Series 2019-2A-AR (3 Month LIBOR USD + 1.17%, 1.17% Floor)	6.43	% (a)	07/15/2032	17,674,915
12,925,000	Symphony Ltd., Series 2014-15A-AR3 (3 Month LIBOR USD + 1.08%, 1.08% Floor)	6.34	% (a)	01/17/2032	12,742,158
20,000,000	Trestles Ltd., Series 2021-4A-A (3 Month LIBOR USD + 1.17%, 1.17% Floor)	6.43	% (a)	07/21/2034	19,766,962
5,750,000	Trimaran CAVU LLC, Series 2021-1A-A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	6.48	% (a)	04/23/2032	5,697,206
10,000,000	Trimaran CAVU LLC, Series 2021-3A-A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	6.47	% (a)	01/18/2035	9,846,488
6,909,319	Vibrant Ltd., Series 2015-3A-A1RR (3 Month LIBOR USD + 1.25%)	6.50	% (a)	10/20/2031	6,860,281
10,751,601	Wellfleet Ltd., Series 2017-2A-A1R (3 Month LIBOR USD + 1.06%)	6.31	% (a)	10/20/2029	10,681,512
5,500,000	Wellfleet Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.10%, 1.10% Floor)	6.36	% (a)	07/17/2031	5,418,875
10,000,000	Wellfleet Ltd., Series 2021-2A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	6.46	% (a)	07/15/2034	9,845,354

Total Collateralized Loan Obligations (Cost $1,006,075,411)					991,277,486

Foreign Corporate Bonds - 8.0%
2,740,425	Adani International Container Terminal Private Ltd.	3.00%		02/16/2031	2,155,836
4,900,000	Adani Ports & Special Economic Zone Ltd.	3.38%		07/24/2024	4,683,376
3,100,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	2,628,890
1,400,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	1,225,208
5,579,000	AerCap Global Aviation Trust	1.75%		10/29/2024	5,242,306
1,000,000	AES Andes S.A. (5 Year CMT Rate + 4.92%)	6.35%		10/07/2079	921,555
3,000,000	AES Andes S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	2,776,290
2,800,000	AES Andes S.A. (5 Year Swap Rate USD + 4.64%)	7.13	% (a)	03/26/2079	2,591,204
7,378,735	AI Candelaria Spain S.A.	7.50%		12/15/2028	6,915,793
800,000	Avolon Holdings Funding Ltd.	5.13	% (a)	10/01/2023	796,853
2,280,000	Avolon Holdings Funding Ltd.	2.13	% (a)	02/21/2026	2,028,030
4,870,000	Axiata SPV2 BHD	4.36%		03/24/2026	4,716,327
3,000,000	Banco Continental SAECA	2.75	% (a)	12/10/2025	2,713,995
1,000,000	Banco Continental SAECA	2.75%		12/10/2025	904,665
9,350,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 2.45%)	3.25	% (a)	09/30/2031	8,240,705
1,800,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 2.45%)	3.25%		09/30/2031	1,586,446
3,050,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	2,802,040
2,500,000	Banco Internacional del Peru S.A.A. Interbank (3 Month LIBOR USD + 5.76%)	6.63%		03/19/2029	2,491,762
8,750,000	Banco Internacional del Peru S.A.A. Interbank (5 Year CMT Rate + 3.71%)	4.00%		07/08/2030	8,047,025
2,900,000	Banco Latinoamericano de Comercio Exterior S.A.	2.38%		09/14/2025	2,693,192
2,000,000	Banco Latinoamericano de Comercio Exterior S.A.	2.38	% (a)	09/14/2025	1,857,374
1,700,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 Year CMT Rate + 3.00%)	5.95%		10/01/2028	1,697,875
5,700,000	Bancolombia S.A. (5 Year CMT Rate + 2.93%)	6.91%		10/18/2027	5,407,636
11,800,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	10,054,072
11,262,000	Bank Hapoalim B.M.	3.26	% (a)(b)	01/21/2032	9,682,291
7,580,000	Bank Leumi (5 Year CMT Rate + 1.63%)	3.28	% (a)	01/29/2031	6,792,741
2,945,000	Bank of Montreal	1.50%		01/10/2025	2,768,678
2,688,000	Bank of Nova Scotia	4.75%		02/02/2026	2,646,801
5,420,000	Barclays PLC (1 Year CMT Rate + 0.80%)	1.01%		12/10/2024	5,284,928
1,965,000	BAT Capital Corporation	2.79%		09/06/2024	1,890,891
4,250,000	BAT International Finance PLC	1.67%		03/25/2026	3,823,222
1,200,000	BBVA Banco Continental S.A. (5 Year CMT Rate + 2.75%)	5.25%		09/22/2029	1,169,142
1,000,000	BBVA Bancomer S.A.	1.88%		09/18/2025	920,748
6,221,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	5,996,147
5,220,000	BNP Paribas S.A. (3 Month LIBOR USD + 2.24%)	4.71	% (a)	01/10/2025	5,174,476
4,530,000	BOC Aviation Corporation	1.63	% (a)	04/29/2024	4,371,364
5,525,000	BPCE S.A.	2.38	% (a)	01/14/2025	5,182,748
8,800,000	Braskem Netherlands Finance B.V. (5 Year CMT Rate + 8.22%)	8.50%		01/23/2081	8,984,272
1,600,000	BRF GmbH	4.35%		09/29/2026	1,450,000
1,750,000	Camposol S.A.	6.00%		02/03/2027	1,209,334
3,325,000	Canadian Imperial Bank of Commerce	3.95%		08/04/2025	3,215,547
5,690,000	Canadian Pacific Railway Company	1.35%		12/02/2024	5,348,224
1,100,000	Cencosud S.A.	5.15%		02/12/2025	1,087,966
12,000,000	Chile Electricity PEC S.p.A.	0.00	% (a)	01/25/2028	9,266,400
5,570,000	Commonwealth Bank of Australia (Secured Overnight Financing Rate + 0.40%)	5.41	% (a)	07/07/2025	5,542,898
6,200,000	Cosan Overseas Ltd.	7.00%		01/20/2027	6,201,737
400,000	Credicorp Ltd.	2.75%		06/17/2025	378,158
2,000,000	CSN Steel S.L.	7.63%		04/17/2026	1,985,264
2,185,000	Daimler Truck Finance North America LLC	5.15	% (a)	01/16/2026	2,175,772
3,720,000	Daimler Trucks Finance North America LLC	1.63	% (a)	12/13/2024	3,503,691
13,550,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	12,127,382
300,000	DBS Group Holdings Ltd. (5 Year Mid Swap Rate USD + 1.59%)	4.52%		12/11/2028	297,829
201,465	Digicel Group Holdings Ltd. (7.00% PIK)	7.00	% (a)(d)(e)	07/17/2023	23,406
1,208,972	Digicel Group Holdings Ltd. (5.00% + 3.00% PIK or 8.00% PIK)	8.00	% (a)(e)	04/01/2025	525,903
2,242,450	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	2,023,934
3,334,440	Empresa Electrica Cochrane S.p.A.	5.50%		05/14/2027	3,083,273
100,000	Enbridge, Inc.	4.00%		10/01/2023	99,610
2,820,000	Enbridge, Inc.	0.55%		10/04/2023	2,784,150
2,825,000	Enbridge, Inc.	2.50%		02/14/2025	2,684,673
7,000,000	Enel Generacion Chile S.A.	4.25%		04/15/2024	6,862,095
500,000	Equate Petrochemical B.V.	4.25%		11/03/2026	480,536
10,235,294	Fenix Power Peru S.A.	4.32%		09/20/2027	9,616,724
1,350,000	Freeport Indonesia PT	4.76	% (a)	04/14/2027	1,309,722
3,700,000	Freeport Indonesia PT	4.76%		04/14/2027	3,589,609
5,950,000	Freeport-McMoRan, Inc.	5.00%		09/01/2027	5,801,004
1,600,000	Freeport-McMoRan, Inc.	4.13%		03/01/2028	1,500,623
12,399,290	Galaxy Pipeline Assets Bidco Ltd.	1.75%		09/30/2027	11,447,757
1,045,000	Glencore Funding LLC	4.13	% (a)	03/12/2024	1,032,645
3,990,000	Glencore Funding LLC	4.00	% (a)	04/16/2025	3,876,500
1,800,000	Global Bank Corporation (3 Month LIBOR USD + 3.30%)	5.25%		04/16/2029	1,635,903
7,571,520	GNL Quintero S.A.	4.63%		07/31/2029	7,369,058
400,000	Gold Fields Orogen Holdings BVI Ltd.	5.13%		05/15/2024	396,195
3,615,000	Grupo de Inversiones Suramericana S.A.	5.50%		04/29/2026	3,428,153
2,033,798	Guara Notre SARL	5.20%		06/15/2034	1,783,183
5,425,000	HSBC Holdings PLC (Secured Overnight Financing Rate + 0.58%)	1.16%		11/22/2024	5,310,473
7,912,320	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	7,615,608
7,334,000	Inkia Energy Ltd.	5.88%		11/09/2027	6,996,586
896,211	Interoceanica Finance Ltd.	0.00%		11/30/2025	831,235
8,000,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.45%)	3.88%		04/15/2031	7,377,280
2,845,000	JDE Peet’s NV	0.80	% (a)	09/24/2024	2,669,186
1,000,000	Kallpa Generacion S.A.	4.88%		05/24/2026	963,255
8,000,000	KT Corporation	1.00%		09/01/2025	7,258,935
2,000,000	KT Corporation	2.50%		07/18/2026	1,832,001
7,000,000	LG Chem Ltd.	3.25%		10/15/2024	6,773,326
200,000	MEGlobal Canada ULC	5.00%		05/18/2025	196,369
13,090,000	MEGlobal Canada ULC	5.00	% (a)	05/18/2025	12,852,351
200,000	Mercury Chile Holdco LLC	6.50%		01/24/2027	182,243
2,000,000	Mercury Chile Holdco LLC	6.50	% (a)	01/24/2027	1,822,430
986,482	Mexico Generadora de Energia S. de R.L.	5.50%		12/06/2032	949,193
3,235,500	Millicom International Cellular S.A.	6.63%		10/15/2026	3,100,513
6,570,000	Millicom International Cellular S.A.	5.13%		01/15/2028	5,742,799
11,500,000	Minejesa Capital B.V.	4.63%		08/10/2030	10,352,389
6,680,000	Mitsubishi UFJ Financial Group, Inc. (3 Month LIBOR USD + 0.86%)	6.13%		07/26/2023	6,681,691
2,801,000	Mizuho Financial Group, Inc. (Secured Overnight Financing Rate + 0.96%)	6.05%		05/22/2026	2,792,985
1,750,000	Mong Duong Finance Holdings B.V.	5.13%		05/07/2029	1,544,375
2,000,000	Multibank, Inc.	7.75	% (a)	02/03/2028	2,025,167
6,123,698	MV24 Capital B.V.	6.75%		06/01/2034	5,532,099
3,700,000	NBM US Holdings, Inc.	7.00%		05/14/2026	3,591,553
2,809,000	NXP B.V.	4.40%		06/01/2027	2,717,116
5,400,000	Orazul Energy Peru S.A.	5.63%		04/28/2027	4,864,563
9,000,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83	% (a)	09/10/2030	8,209,710
10,750,000	Reliance Industries Ltd.	4.13%		01/28/2025	10,483,334
2,840,000	Royal Bank of Canada	5.57	% (f)	01/20/2026	2,814,111
8,495,000	Sable International Finance Ltd.	5.75%		09/07/2027	7,972,925
3,100,000	Sasol Financing USA LLC	4.38%		09/18/2026	2,747,539
4,700,000	Sociedad Quimica y Minera de Chile S.A.	4.38%		01/28/2025	4,615,877
5,540,000	Sumitomo Mitsui Trust Bank Ltd.	0.80	% (a)	09/12/2023	5,489,835
2,950,000	Toronto-Dominion Bank	0.70%		09/10/2024	2,782,109
3,830,000	TransCanada PipeLines Ltd.	6.20%		03/09/2026	3,833,516
6,600,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	6,365,931
5,745,000	Triton Container International Ltd.	0.80	% (a)	08/01/2023	5,718,682
5,515,000	UBS Group AG (1 Year CMT Rate + 0.83%)	1.01	% (a)	07/30/2024	5,492,204
7,000,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.50%)	3.75%		04/15/2029	6,859,608
8,900,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		03/16/2031	7,923,010
3,200,000	UPL Corporation Ltd.	4.50%		03/08/2028	2,872,126
1,000,000	Vedanta Resources Ltd.	6.13%		08/09/2024	749,452
4,155,000	Volkswagen Group of America Finance LLC	0.88	% (a)	11/22/2023	4,079,254
4,985,000	VTR Comunicaciones S.p.A.	5.13%		01/15/2028	2,602,355
2,000,000	VTR Finance NV	6.38%		07/15/2028	769,938

Total Foreign Corporate Bonds (Cost $510,394,280)					479,968,999

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 2.4%
2,000,000	Banco del Estado de Chile	2.70%		01/09/2025	1,914,533
5,986,000	Banco Nacional de Comercio Exterior (5 Year CMT Rate + 2.00%)	2.72%		08/11/2031	5,043,205
1,891,581	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	1,323,690
4,200,000	Chile Government International Bond	3.13%		01/21/2026	4,034,818
18,000,000	Colombia Government International Bond	4.50%		01/28/2026	17,179,698
5,036,000	Corporacion Financiera de Desarrollo S.A. (3 Month LIBOR USD + 5.61%)	5.25%		07/15/2029	4,895,445
2,000,000	Dominican Republic International Bond	5.50%		01/27/2025	1,971,043
7,900,000	Ecopetrol S.A.	4.13%		01/16/2025	7,594,615
2,000,000	Indonesia Asahan Aluminium Persero PT	4.75%		05/15/2025	1,949,040
11,000,000	Korea Development Bank	0.80%		04/27/2026	9,696,122
3,300,000	Korea Development Bank	1.00%		09/09/2026	2,880,983
4,000,000	Korea East-West Power Company Ltd.	1.75	% (a)	05/06/2025	3,730,107
2,000,000	Korea East-West Power Company Ltd.	1.75%		05/06/2025	1,865,054
1,000,000	Korea Electric Power Corporation	1.13	% (a)	06/15/2025	920,900
4,000,000	Korea Electric Power Corporation	1.13%		06/15/2025	3,683,598
4,200,000	Korea Hydro & Nuclear Power Company Ltd.	1.25	% (a)	04/27/2026	3,727,420
9,800,000	Korea Southern Power Company Ltd.	0.75	% (a)	01/27/2026	8,675,662
1,000,000	Oleoducto Central S.A.	4.00%		07/14/2027	876,916
900,000	ONGC Videsh Ltd.	4.63%		07/15/2024	887,517
2,850,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%		07/27/2026	2,696,897
4,500,000	Panama Government International Bond	3.75%		03/16/2025	4,364,530
4,000,000	Perusahaan Penerbit SBSN Indonesia III	1.50	% (a)	06/09/2026	3,631,969
1,400,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%		05/15/2027	1,334,798
9,000,000	Pertamina Persero PT	1.40%		02/09/2026	8,141,475
3,634,000	Petrobras Global Finance B.V.	7.38%		01/17/2027	3,780,391
2,500,000	Petronas Capital Ltd.	3.50%		03/18/2025	2,415,194
8,000,000	Qatar Energy	1.38%		09/12/2026	7,204,088
5,000,000	Republic of South Africa Government Bond	4.67%		01/17/2024	4,957,500
1,800,000	Republic of South Africa Government Bond	4.88%		04/14/2026	1,727,802
6,300,000	SA Global Sukuk Ltd.	1.60%		06/17/2026	5,707,353
1,000,000	SingTel Group Treasury Pte Ltd.	3.25%		06/30/2025	962,377
4,000,000	SingTel Group Treasury Pte Ltd.	2.38%		10/03/2026	3,645,263
15,500,000	TNB Global Ventures Capital BHD	3.24%		10/19/2026	14,320,465

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $160,397,265)					147,740,468

Non-Agency Commercial Mortgage Backed Obligations - 14.1%
5,000,000	ACRE Commercial Mortgage Ltd., Series 2021-FL4-AS (Secured Overnight Financing Rate 1 Month + 1.21%, 1.10% Floor)	6.31	% (a)	12/18/2037	4,883,995
16,345,162	ACREC Ltd., Series 2021-FL1-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	6.31	% (a)	10/16/2036	16,165,774
14,340,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2-A2	2.02	% (a)	06/15/2054	12,983,925
5,000,000	Arbor Realty Ltd., Series 2021-FL1-AS (1 Month LIBOR USD + 1.20%, 1.20% Floor)	6.42	% (a)	12/15/2035	4,849,390
3,000,000	Arbor Realty Ltd., Series 2021-FL2-A (1 Month LIBOR USD + 1.10%, 1.10% Floor)	6.29	% (a)	05/15/2036	2,956,299
4,796,309	AREIT Trust, Series 2022-CRE6-A (Secured Overnight Financing Rate 30 Day Average + 1.25%, 1.25% Floor)	6.32	% (a)	01/20/2037	4,691,039
2,579,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	6.39	% (a)	06/15/2035	2,523,328
31,436,252	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10-XA	1.89	% (b)(g)	07/15/2049	1,121,146
73,636,365	BANK, Series 2017-BNK5-XA	1.08	% (b)(g)	06/15/2060	2,079,815
91,678,594	BANK, Series 2017-BNK6-XA	0.91	% (b)(g)	07/15/2060	2,141,245
21,399,491	BANK, Series 2019-BN20-XA	0.94	% (b)(g)	09/15/2062	836,318
191,950,225	BANK, Series 2020-BN26-XA	1.34	% (b)(g)	03/15/2063	11,196,495
4,580,000	BANK5, Series 2023-5YR2	5.83%		03/15/2028	4,585,490
79,834,238	BBCMS Mortgage Trust, Series 2017-C1-XA	1.62	% (b)(g)	02/15/2050	3,330,517
1,055,517	BBCMS Mortgage Trust, Series 2018-BXH-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	6.19	% (a)	10/15/2037	1,031,185
17,989,000	BBCMS Mortgage Trust, Series 2018-TALL-A (1 Month LIBOR USD + 0.87%, 0.87% Floor)	6.07	% (a)	03/15/2037	16,245,080
10,696,000	BBCMS Mortgage Trust, Series 2018-TALL-B (1 Month LIBOR USD + 1.12%, 1.12% Floor)	6.32	% (a)	03/15/2037	8,764,708
118,353,570	BBCMS Mortgage Trust, Series 2020-C6-XA	1.16	% (b)(g)	02/15/2053	5,836,074
59,000,000	BBCMS Mortgage Trust, Series 2020-C6-XB	0.79	% (b)(g)	02/15/2053	2,281,796
92,099,844	Benchmark Mortgage Trust, Series 2018-B1-XA	0.68	% (b)(g)	01/15/2051	1,691,229
174,683,980	Benchmark Mortgage Trust, Series 2020-B16-XA	0.92	% (b)(g)	02/15/2053	7,919,945
35,720,000	Benchmark Mortgage Trust, Series 2020-IG1-XB	0.24	% (b)(g)	09/15/2043	337,661
2,500,000	Benchmark Mortgage Trust, Series 2023-B39-A1	6.04%		07/15/2056	2,494,638
1,964,297	Benchmark Mortgage Trust, Series 2023-V2-A1	5.85%		05/15/2055	1,945,696
2,620,000	BMO Mortgage Trust, Series 2023-C5-A1	5.74%		06/15/2056	2,613,756
8,789,000	BPR Trust, Series 2021-TY-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	6.24	% (a)	09/15/2038	8,356,536
16,859,000	BRSP Ltd., Series 2021-FL1-A (Secured Overnight Financing Rate 1 Month + 1.26%, 1.26% Floor)	6.36	% (a)	08/19/2038	16,417,294
20,000,000	BSPRT Issuer Ltd., Series 2021-FL6-A (1 Month LIBOR USD + 1.10%, 1.10% Floor)	6.29	% (a)	03/15/2036	19,645,640
13,851,000	BSPRT Issuer Ltd., Series 2021-FL7-A (1 Month LIBOR USD + 1.32%, 1.32% Floor)	6.51	% (a)	12/15/2038	13,597,970
16,852,000	BSREP Commercial Mortgage Trust, Series 2021-DC-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	6.14	% (a)	08/15/2038	15,288,089
7,030,822	BX Commercial Mortgage Trust, Series 2020-VKNG-A (Secured Overnight Financing Rate 1 Month + 1.04%, 0.93% Floor)	6.19	% (a)	10/15/2037	6,948,413
4,314,362	BX Trust, Series 2021-21M-A (1 Month LIBOR USD + 0.73%, 0.73% Floor)	5.92	% (a)	10/15/2036	4,183,223
16,263,000	BX Trust, Series 2021-VIEW-A (1 Month LIBOR USD + 1.28%, 1.28% Floor)	6.47	% (a)	06/15/2036	15,484,302
16,787,000	BX Trust, Series 2021-VOLT-B (1 Month LIBOR USD + 0.95%, 0.95% Floor)	6.14	% (a)	09/15/2036	16,098,560
15,561,399	BX Trust, Series 2021-XL2-B (1 Month LIBOR USD + 1.00%, 1.00% Floor)	6.19	% (a)	10/15/2038	15,105,617
7,749,000	BXHPP Trust, Series 2021-FILM-B (1 Month LIBOR USD + 0.90%, 0.90% Floor)	6.09	% (a)	08/15/2036	7,113,531
1,152,031	BXMT Ltd., Series 2020-FL2-A (Secured Overnight Financing Rate 1 Month + 1.01%, 1.01% Floor)	6.12	% (a)	02/15/2038	1,102,174
20,000,000	BXMT Ltd., Series 2021-FL4-A (Secured Overnight Financing Rate 1 Month + 1.16%, 1.05% Floor)	6.31	% (a)	05/15/2038	19,376,000
20,703,774	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.38	% (b)(g)	05/10/2050	736,499
42,452,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-XB	1.06	% (b)(g)	06/15/2050	1,250,462
116,365,000	CFK Trust, Series 2020-MF2-X	0.89	% (a)(b)(g)	03/15/2039	2,871,318
8,518,182	CHCP Ltd., Series 2021-FL1-A (Secured Overnight Financing Rate 1 Month + 1.16%, 1.05% Floor)	6.27	% (a)	02/15/2038	8,375,043
4,590,000	CHCP Ltd., Series 2021-FL1-AS (Secured Overnight Financing Rate 1 Month + 1.41%, 1.30% Floor)	6.52	% (a)	02/15/2038	4,446,062
1,274,169	Citigroup Commercial Mortgage Trust, Series 2014-FL2-A (1 Month LIBOR USD + 1.85%, 1.85% Floor)	7.05	% (a)	11/15/2031	1,257,423
7,987,303	Citigroup Commercial Mortgage Trust, Series 2014-GC23-A3	3.36%		07/10/2047	7,800,596
3,099,807	Citigroup Commercial Mortgage Trust, Series 2015-P1-A4	3.46%		09/15/2048	2,974,024
30,437,319	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.37	% (b)(g)	02/10/2049	748,372
52,479,132	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.82	% (b)(g)	04/15/2049	1,567,494
9,000,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-A (1 Month LIBOR USD + 0.96%, 0.83% Floor)	6.15	% (a)	12/15/2036	8,866,264
242,000	Citigroup Commercial Mortgage Trust, Series 2019-PRM-D	4.35	% (a)	05/10/2036	239,565
43,303	CLNC Ltd., Series 2019-FL1-A (Secured Overnight Financing Rate 1 Month + 1.36%, 1.25% Floor)	6.46	% (a)	08/20/2035	42,964
16,415,000	CLNC Ltd., Series 2019-FL1-AS (Secured Overnight Financing Rate 1 Month + 1.66%, 1.55% Floor)	6.76	% (a)	08/20/2035	16,007,333
11,075,000	COMM Mortgage Trust, Series 2013-LC13-AM	4.56	% (a)(b)	08/10/2046	11,025,324
225,000	COMM Mortgage Trust, Series 2014-CR18-AM	4.10%		07/15/2047	217,164
13,291,000	COMM Mortgage Trust, Series 2014-UBS5-A3	3.57%		09/10/2047	12,959,572
59,384,994	Commercial Mortgage Pass-Through Trust, Series 2013-CR12-XA	1.20	% (b)(g)	10/10/2046	35,399
138,075,254	Commercial Mortgage Pass-Through Trust, Series 2015-CR25-XA	0.95	% (b)(g)	08/10/2048	1,876,484
6,818,000	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-A5	3.35%		02/10/2048	6,493,542
11,308,000	Commercial Mortgage Pass-Through Trust, Series 2018-HCLV-A (1 Month LIBOR USD + 1.10%, 1.00% Floor)	6.29	% (a)	09/15/2033	10,374,890
2,435,663	CSAIL Commercial Mortgage Trust, Series 2015-C3-A3	3.45%		08/15/2048	2,334,973
89,416,205	CSAIL Commercial Mortgage Trust, Series 2017-C8-XA	1.24	% (b)(g)	06/15/2050	2,958,362
13,570,522	CSAIL Commercial Mortgage Trust, Series 2017-CX9-XA	0.79	% (b)(g)	09/15/2050	213,455
12,925,000	DBCG Mortgage Trust, Series 2017-BBG-B (1 Month LIBOR USD + 0.85%, 0.85% Floor)	6.04	% (a)	06/15/2034	12,723,096
700,000	DBJPM Mortgage Trust, Series 2016-C3-A5	2.89%		08/10/2049	637,408
18,595,627	EQUS Mortgage Trust, Series 2021-EQAZ-A (1 Month LIBOR USD + 0.75%, 0.76% Floor)	5.95	% (a)	10/15/2038	18,082,979
4,086,249	Extended Stay America Trust, Series 2021-ESH-A (1 Month LIBOR USD + 1.08%, 1.08% Floor)	6.27	% (a)	07/15/2038	4,010,390
7,965,481	FS Rialto, Series 2019-FL1-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	6.36	% (a)	12/16/2036	7,948,084
20,160,154	FS Rialto, Series 2021-FL2-A (Secured Overnight Financing Rate 1 Month + 1.33%, 1.33% Floor)	6.44	% (a)	05/16/2038	19,708,164
7,789,000	FS Rialto, Series 2021-FL3-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	6.41	% (a)	11/16/2036	7,564,505
9,225,000	GPMT Ltd, Series 2021-FL4-A (1 Month LIBOR USD + 1.35%, 1.35% Floor)	6.50	% (a)	12/15/2036	8,930,307
4,166,863	GPMT Ltd., Series 2021-FL3-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	6.41	% (a)	07/16/2035	4,115,919
15,959,000	Great Wolf Trust, Series 2019-WOLF-A (Secured Overnight Financing Rate 1 Month + 1.15%, 1.03% Floor)	6.30	% (a)	12/15/2036	15,778,981
12,813,000	Greystone Commercial Real Estate Notes, Series 2021-FL3-A (Secured Overnight Financing Rate 1 Month + 1.13%, 1.02% Floor)	6.28	% (a)	07/15/2039	12,555,151
2,615,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-A (1 Month LIBOR USD + 1.15%, 0.90% Floor)	6.34	% (a)	07/15/2031	2,303,972
9,296,000	GS Mortgage Securities Corporation Trust, Series 2021-IP-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	6.14	% (a)	10/15/2036	8,761,151
3,560,000	GS Mortgage Securities Trust, Series 2014-GC20-A5	4.00%		04/10/2047	3,508,273
1,860,000	GS Mortgage Securities Trust, Series 2014-GC26-A5	3.63%		11/10/2047	1,778,990
106,285,856	GS Mortgage Securities Trust, Series 2017-GS6-XA	1.16	% (b)(g)	05/10/2050	3,371,058
126,343,128	GS Mortgage Securities Trust, Series 2017-GS7-XA	1.23	% (b)(g)	08/10/2050	4,256,083
138,684,229	GS Mortgage Securities Trust, Series 2017-GS8-XA	1.08	% (b)(g)	11/10/2050	4,313,412
54,652,020	GS Mortgage Securities Trust, Series 2019-GC42-XA	0.93	% (b)(g)	09/10/2052	1,955,619
4,658,483	HGI CRE Ltd., Series 2021-FL1-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	6.21	% (a)	06/16/2036	4,616,562
7,726,107	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20-XA	0.87	% (b)(g)	07/15/2047	15,305
56,394,387	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.71	% (b)(g)	12/15/2049	844,799
3,359,076	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-A (1 Month LIBOR USD + 0.96%, 0.96% Floor)	6.15	% (a)	07/15/2036	3,335,652
59,178,200	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-ACE-XA	0.47	% (a)(b)(g)	01/10/2037	265,888
117,285,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-MKST-XCP	0.00	% (a)(b)(g)	12/15/2036	1,173
3,350,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-A5	4.08%		02/15/2047	3,293,458
2,550,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-B	4.35	% (b)	11/15/2047	2,364,417
1,227,855	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-A4	3.55%		07/15/2048	1,162,431
51,739,417	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.26	% (b)(g)	11/15/2048	727,560
300,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-A5	3.58%		03/17/2049	281,722
25,091,401	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5-XA	1.63	% (b)(g)	06/13/2052	1,437,752
11,569,000	KREF Ltd., Series 2021-FL2-A (1 Month LIBOR USD + 1.07%, 1.07% Floor)	6.23	% (a)	02/15/2039	11,212,004
12,862,000	LCCM Trust, Series 2021-FL2-A (Secured Overnight Financing Rate 1 Month + 1.31%, 1.31% Floor)	6.46	% (a)	12/13/2038	12,593,068
10,000,000	LCCM Trust, Series 2021-FL3-A (Secured Overnight Financing Rate 1 Month + 1.56%, 1.56% Floor)	6.71	% (a)	11/15/2038	9,854,140
5,652,078	Life Mortgage Trust, Series 2021-BMR-A (Secured Overnight Financing Rate 1 Month + 0.81%, 0.70% Floor)	5.96	% (a)	03/15/2038	5,512,845
10,461,741	LoanCore Issuer Ltd., Series 2019-CRE2-AS (1 Month LIBOR USD + 1.50%, 1.50% Floor)	6.69	% (a)	05/15/2036	10,275,595
3,173,225	LoanCore Issuer Ltd., Series 2019-CRE3-AS (1 Month LIBOR USD + 1.37%, 1.37% Floor)	6.56	% (a)	04/15/2034	3,179,092
9,200,000	LoanCore Issuer Ltd., Series 2021-CRE5-A (1 Month LIBOR USD + 1.30%, 1.30% Floor)	6.49	% (a)	07/15/2036	9,031,971
13,235,000	LoanCore Issuer Ltd., Series 2021-CRE6-A (1 Month LIBOR USD + 1.30%, 1.30% Floor)	6.49	% (a)	11/15/2038	12,774,422
50,918,917	LSTAR Commercial Mortgage Trust, Series 2017-5-X	0.95	% (a)(b)(g)	03/10/2050	888,708
13,700,000	Lument Finance Trust, Inc., Series 2021-FL1-A (1 Month LIBOR USD + 1.17%, 1.17% Floor)	6.36	% (a)	06/15/2039	13,452,523
15,900,000	MF1 Ltd., Series 2021-FL6-A (Secured Overnight Financing Rate 1 Month + 1.21%, 1.21% Floor)	6.32	% (a)	07/16/2036	15,621,432
5,000,000	MF1 Ltd., Series 2022-FL8-A (Secured Overnight Financing Rate 30 Day Average + 1.35%, 1.35% Floor)	6.42	% (a)	02/19/2037	4,891,233
1,604,736	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5-A (Secured Overnight Financing Rate 1 Month + 0.96%, 0.96% Floor)	6.11	% (a)	07/15/2036	1,578,797
10,343,000	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5-AS (Secured Overnight Financing Rate 1 Month + 1.31%, 1.31% Floor)	6.46	% (a)	07/15/2036	10,072,768
5,652,138	MHP, Series 2022-MHIL-A (Secured Overnight Financing Rate 1 Month + 0.81%, 0.82% Floor)	5.96	% (a)	01/15/2027	5,487,208
1,242,108	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10-AS	4.20	% (b)	07/15/2046	1,208,882
2,245,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16-A5	3.89%		06/15/2047	2,191,559
13,927,695	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-LNCX	0.76	% (a)(b)(g)	12/15/2046	83,927
427,958	Morgan Stanley Capital I Trust, Series 2021-L5-A1	0.79%		05/15/2054	391,473
1,120,116	Morgan Stanley Capital Trust, Series 2006-HQ10-X1	0.59	% (a)(b)(g)	11/12/2041	10,543
59,921,779	Morgan Stanley Capital Trust, Series 2017-H1-XA	1.48	% (b)(g)	06/15/2050	1,956,099
711,000	Morgan Stanley Capital Trust, Series 2018-SUN-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	6.09	% (a)	07/15/2035	702,846
7,895,000	Morgan Stanley Capital Trust, Series 2019-PLND-D (1 Month LIBOR USD + 1.75%, 1.75% Floor)	6.94	% (a)	05/15/2036	6,420,880
18,374,239	Morgan Stanley Capital Trust, Series 2021-ILP-A (1 Month LIBOR USD + 0.78%, 0.78% Floor)	5.97	% (a)	11/15/2023	17,867,347
14,862,000	Morgan Stanley Capital Trust, Series 2021-L6-A2	2.13	% (b)	06/15/2054	13,276,562
4,175,764	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	6.14	% (a)	06/15/2035	3,947,263
384,113	PFP Ltd., Series 2021-7-A (1 Month LIBOR USD + 0.85%, 0.85% Floor)	6.04	% (a)	04/14/2038	380,071
9,999,501	PFP Ltd., Series 2021-7-AS (1 Month LIBOR USD + 1.15%, 1.15% Floor)	6.34	% (a)	04/14/2038	9,738,754
5,052,317	PFP Ltd., Series 2021-8-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	6.16	% (a)	08/09/2037	4,918,122
15,862,238	SMR Mortgage Trust, Series 2022-IND-A (Secured Overnight Financing Rate 1 Month + 1.65%, 1.65% Floor)	6.80	% (a)	02/15/2039	15,368,859
9,803,000	SREIT Trust, Series 2021-MFP-A (1 Month LIBOR USD + 0.73%, 0.73% Floor)	5.92	% (a)	11/15/2038	9,533,934
12,887,000	STWD Ltd., Series 2019-FL1-AS (Secured Overnight Financing Rate 1 Month + 1.51%, 1.40% Floor)	6.62	% (a)	07/15/2038	12,505,622
10,995,000	STWD Ltd., Series 2021-FL2-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	6.36	% (a)	04/18/2038	10,685,359
5,004,602	TRTX Issuer Ltd., Series 2019-FL3-AS (Secured Overnight Financing Rate 1 Month + 1.56%, 1.45% Floor)	6.67	% (a)	10/15/2034	5,020,882
14,751,929	TRTX Issuer Ltd., Series 2021-FL4-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	6.36	% (a)	03/15/2038	14,311,392
4,741,571	TTAN, Series 2021-MHC-A (1 Month LIBOR USD + 0.85%, 0.85% Floor)	6.04	% (a)	03/15/2038	4,639,598
52,785,046	UBS Commercial Mortgage Trust, Series 2017-C1-XA	1.69	% (b)(g)	06/15/2050	2,366,053
87,044,450	UBS Commercial Mortgage Trust, Series 2017-C3-XA	1.26	% (b)(g)	08/15/2050	2,601,262
94,545,497	UBS Commercial Mortgage Trust, Series 2018-C8-XA	0.97	% (b)(g)	02/15/2051	2,955,275
24,494,808	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-XA	0.90	% (b)(g)	09/15/2058	324,831
174,217,466	Wells Fargo Commercial Mortgage Trust, Series 2019-C51-XA	1.48	% (b)(g)	06/15/2052	9,395,443
14,787,663	Wells Fargo Commercial Mortgage Trust, Series 2020-C58-XA	1.93	% (b)(g)	07/15/2053	1,403,297
11,851,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C60-A2	2.04%		08/15/2054	10,698,777
5,081,432	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	6.34	% (a)	02/15/2040	4,789,910
5,081,432	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-B (1 Month LIBOR USD + 1.45%, 1.45% Floor)	6.64	% (a)	02/15/2040	4,641,078
2,280,843	WFRBS Commercial Mortgage Trust, Series 2013-C16-A5	4.42%		09/15/2046	2,272,742

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $976,213,392)					853,581,186

Non-Agency Residential Collateralized Mortgage Obligations - 13.0%
16,012,668	Angel Oak Mortgage Trust, Series 2021-7-A1	1.98	% (a)(b)	10/25/2066	13,243,916
5,457,829	Arroyo Mortgage Trust, Series 2019-3-A2	3.21	% (a)(b)	10/25/2048	4,979,791
2,949,680	Arroyo Mortgage Trust, Series 2019-3-A3	3.42	% (a)(b)	10/25/2048	2,692,337
338,622	Banc of America Mortgage Trust, Series 2005-E-2A1	4.60	% (b)	06/25/2035	287,010
508,903	BCAP LLC Trust, Series 2011-RR1-8A3	2.83	% (a)(b)	09/30/2056	384,482
1,314,899	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9-4A1	4.17	% (b)	02/25/2034	1,296,463
158,396	Bear Stearns Asset Backed Securities Trust, Series 2004-AC2-2A	5.00%		05/25/2034	141,521
4,992,268	BRAVO Residential Funding Trust, Series 2020-RPL1-A1	2.50	% (a)(b)	05/26/2059	4,696,811
13,655,417	BRAVO Residential Funding Trust, Series 2021-A-A1	1.99	% (a)(h)	10/25/2059	12,897,918
18,027,853	BRAVO Residential Funding Trust, Series 2021-B-A1	2.12	% (a)(h)	04/01/2069	17,265,151
7,125,285	BRAVO Residential Funding Trust, Series 2022-RPL1-A1	2.75	% (a)(b)	09/25/2061	6,242,134
2,212,923	Carrington Mortgage Loan Trust, Series 2006-NC3-A3 (1 Month LIBOR USD + 0.15%, 0.15% Floor, 12.50% Cap)	5.30%		08/25/2036	2,090,343
424,219	CHL Mortgage Pass-Through Trust, Series 2004-HYB9-1A1	3.86	% (b)	02/20/2035	423,051
4,020,050	CHL Mortgage Pass-Through Trust, Series 2005-3-1A2 (1 Month LIBOR USD + 0.58%, 0.58% Floor)	5.73%		04/25/2035	3,714,670
349,113	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1-2A1 (1 Year CMT Rate + 2.40%, 2.40% Floor, 9.87% Cap)	6.38%		03/25/2036	322,104
2,079,956	Citigroup Mortgage Loan Trust, Series 2020-EXP1-A1A	1.80	% (a)(b)	05/25/2060	1,869,278
396,070	COLT Mortgage Loan Trust, Series 2020-2-A1	1.85	% (a)(b)	03/25/2065	393,176
5,675,702	COLT Mortgage Loan Trust, Series 2021-1R-A1	0.86	% (a)(b)	05/25/2065	4,693,162
5,972,851	COLT Mortgage Loan Trust, Series 2021-5-A1	1.73	% (a)(b)	11/26/2066	4,971,555
15,977,569	COLT Mortgage Loan Trust, Series 2021-RPL1-A1	1.67	% (a)(b)	09/25/2061	13,840,950
26,475	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-5A1	5.25%		06/25/2026	18,067
31,304,102	Credit Suisse Mortgage-Backed Trust, Series 2019-RP10-A1	3.04	% (a)(b)	12/26/2059	31,202,717
3,044,727	Credit Suisse Mortgage-Backed Trust, Series 2022-NQM5-A1	5.17	% (a)(b)	05/25/2067	2,961,746
11,388,750	CSMC Trust, Series 2020-RPL3-A1	2.69	% (a)(b)	03/25/2060	11,049,200
2,043,558	CSMC Trust, Series 2021-NQM1-A2	0.99	% (a)(b)	05/25/2065	1,717,299
3,405,929	CSMC Trust, Series 2021-NQM1-A3	1.20	% (a)(b)	05/25/2065	2,869,167
8,011,394	CSMC Trust, Series 2021-NQM5-A3	1.35	% (a)(b)	05/25/2066	6,189,212
5,273,273	CSMC Trust, Series 2021-RPL4-A1	1.80	% (a)(b)	12/27/2060	4,886,482
18,084,971	CSMC Trust, Series 2022-NQM1-A1	2.27	% (a)(b)	11/25/2066	15,385,511
9,224,272	CSMC Trust, Series 2022-RPL4-A1	3.90	% (a)(b)	04/25/2062	8,478,312
1,279,242	Ellington Financial Mortgage Trust, Series 2020-1-A1	2.01	% (a)(b)	05/25/2065	1,221,880
2,631,283	Federal Home Loan Mortgage Corporation STACR REMICS, Series 2022-DNA2-M1A (Secured Overnight Financing Rate 30 Day Average + 1.30%)	6.37	% (a)	02/25/2042	2,617,102
1,831,227	First Horizon Mortgage Pass-Through Trust, Series 2007-AR2-1A1	4.90	% (b)	08/25/2037	626,858
7,499,973	FirstKey Homes Trust, Series 2020-SFR2-A	1.27	% (a)	10/19/2037	6,737,527
3,165,755	GCAT Trust, Series 2020-3-A1	2.98	% (a)(h)	09/25/2025	3,096,127
5,609,651	GCAT Trust, Series 2022-NQM4-A1	5.27	% (a)(h)	08/25/2067	5,484,706
2,406,879	GSR Mortgage Loan Trust, Series 2005-9F-2A2	6.00%		01/25/2036	1,241,351
227,281	GSR Mortgage Loan Trust, Series 2005-AR7-3A1	4.35	% (b)	11/25/2035	211,376
14,789,390	HOMES Trust, Series 2023-NQM2-A1	6.46	% (a)(h)	02/25/2068	14,744,095
12,650,870	Homeward Opportunities Fund Trust, Series 2022-1-A1	5.08	% (a)(h)	07/25/2067	12,226,868
22,746	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	6.21	% (h)	12/25/2036	21,878
16,528,681	Legacy Mortgage Asset Trust, Series 2019-GS7-A1	6.25	% (a)(h)	11/25/2059	16,408,258
10,286,510	Legacy Mortgage Asset Trust, Series 2020-GS5-A1	3.25	% (a)(h)	06/25/2060	10,107,895
1,093,116	Legacy Mortgage Asset Trust, Series 2020-SL1-A	2.73	% (a)(h)	01/25/2060	1,084,330
988,243	Legacy Mortgage Asset Trust, Series 2021-GS1-A1	1.89	% (a)(h)	10/25/2066	925,930
10,990,233	Legacy Mortgage Asset Trust, Series 2021-GS2-A1	1.75	% (a)(h)	04/25/2061	10,216,161
19,616,969	Legacy Mortgage Asset Trust, Series 2021-GS3-A1	1.75	% (a)(h)	07/25/2061	18,441,362
25,516,779	Legacy Mortgage Asset Trust, Series 2021-GS4-A1	1.65	% (a)(h)	11/25/2060	23,293,635
4,466,564	Legacy Mortgage Asset Trust, Series 2021-SL1-A	1.99	% (a)(b)	09/25/2060	4,400,024
11,213,078	LHOME Mortgage Trust, Series 2021-RTL1-A1	2.09	% (a)(b)	02/25/2026	11,065,149
1,763,962	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	4.16	% (b)	04/25/2036	989,841
535,902	Merrill Lynch Mortgage Investors Trust, Series 2005-3-2A	4.25	% (b)	11/25/2035	514,847
2,319,131	MFA Trust, Series 2021-NPL1-A1	2.36	% (a)(h)	03/25/2060	2,210,928
11,121,043	MFA Trust, Series 2021-NQM2-A1	1.03	% (a)(b)	11/25/2064	9,245,773
1,440,704	MFA Trust, Series 2021-NQM2-A2	1.32	% (a)(b)	11/25/2064	1,197,919
3,002,167	Mill City Mortgage Loan Trust, Series 2017-3-A1	2.75	% (a)(b)	01/25/2061	2,902,520
7,105	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2033	5,368
1,413,345	OBX Trust, Series 2018-1-A2 (1 Month LIBOR USD + 0.65%)	5.80	% (a)	06/25/2057	1,340,625
10,704,148	OBX Trust, Series 2022-NQM1-A1	2.31	% (a)(b)	11/25/2061	9,007,297
2,741,154	OBX Trust, Series 2022-NQM7-A1	5.11	% (a)(h)	08/25/2062	2,673,311
10,100,000	OBX Trust, Series 2023-NQM5-A1A	6.57	% (a)(h)	06/25/2063	10,157,378
9,495,442	Pretium Mortgage Credit Partners LLC, Series 2021-NPL1-A1	2.24	% (a)(h)	09/27/2060	8,976,217
3,481,033	Pretium Mortgage Credit Partners LLC, Series 2021-NPL2-A1	1.99	% (a)(h)	06/27/2060	3,202,909
28,447,781	Pretium Mortgage Credit Partners LLC, Series 2021-NPL3-A1	1.87	% (a)(h)	07/25/2051	26,087,090
17,039,536	Pretium Mortgage Credit Partners LLC, Series 2021-RN1-A1	1.99	% (a)(h)	02/25/2061	15,811,894
5,806,838	Pretium Mortgage Credit Partners LLC, Series 2021-RN2-A1	1.74	% (a)(h)	07/25/2051	5,378,158
18,838,880	Pretium Mortgage Credit Partners LLC, Series 2021-RN3-A1	1.84	% (a)(h)	09/25/2051	17,194,592
7,009,011	PRPM LLC, Series 2020-4-A1	2.95	% (a)(h)	10/25/2025	6,919,898
15,072,432	PRPM LLC, Series 2021-1-A1	2.12	% (a)(b)	01/25/2026	14,115,625
10,833,146	PRPM LLC, Series 2021-2-A1	2.12	% (a)(b)	03/25/2026	10,267,575
11,249,018	PRPM LLC, Series 2021-3-A1	1.87	% (a)(h)	04/25/2026	10,537,571
14,715,435	PRPM LLC, Series 2021-4-A1	1.87	% (a)(h)	04/25/2026	13,624,002
11,067,533	PRPM LLC, Series 2021-5-A1	1.79	% (a)(h)	06/25/2026	10,097,293
14,458,677	PRPM LLC, Series 2021-6-A1	1.79	% (a)(h)	07/25/2026	13,181,367
26,048,483	PRPM LLC, Series 2021-7-A1	1.87	% (a)(h)	08/25/2026	23,883,536
4,010,059	Securitized Asset Backed Receivables LLC Trust, Series 2006-NC1-A3 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	5.69%		03/25/2036	3,517,612
654,896	Starwood Mortgage Residential Trust, Series 2020-3-A1	1.49	% (a)(b)	04/25/2065	602,908
26,847,081	Starwood Mortgage Residential Trust, Series 2021-5-A1	1.92	% (a)(b)	09/25/2066	21,504,552
91,006	Structured Asset Securities Corporation, Series 2003-24A-1A3	5.47	% (b)	07/25/2033	88,651
854,130	Terwin Mortgage Trust , Series 2003-4HE-M1 (1 Month LIBOR USD + 1.13%, 1.13% Floor)	6.28%		09/25/2034	839,162
11,124,043	VCAT LLC, Series 2021-NPL1-A1	2.29	% (a)(h)	12/26/2050	10,699,861
5,640,776	VCAT LLC, Series 2021-NPL3-A1	1.74	% (a)(h)	05/25/2051	5,248,480
19,684,906	VCAT LLC, Series 2021-NPL4-A1	1.87	% (a)(h)	08/25/2051	18,314,176
8,238,178	VCAT LLC, Series 2021-NPL5-A1	1.87	% (a)(h)	08/25/2051	7,475,602
10,662,466	VCAT LLC, Series 2021-NPL6-A1	1.92	% (a)(h)	09/25/2051	9,713,472
2,619,924	Velocity Commercial Capital Loan Trust, Series 2019-2-A	3.13	% (a)(b)	07/25/2049	2,430,489
5,637,592	Velocity Commercial Capital Loan Trust, Series 2021-1-M1	1.79	% (a)(b)	05/25/2051	4,460,726
21,676,761	Velocity Commercial Capital Loan Trust, Series 2021-2-A	1.52	% (a)(b)	08/25/2051	17,958,403
4,983,230	Velocity Commercial Capital Loan Trust, Series 2021-2-M1	1.82	% (a)(b)	08/25/2051	4,002,323
1,414,528	Verus Securitization Trust, Series 2020-2-A1	2.23	% (a)(b)	05/25/2060	1,380,815
1,086,835	Verus Securitization Trust, Series 2020-INV1-A1	1.98	% (a)(b)	03/25/2060	1,059,104
8,623,229	Verus Securitization Trust, Series 2021-4-A3	1.35	% (a)(b)	07/25/2066	6,699,111
7,754,312	Verus Securitization Trust, Series 2021-7-A1	1.83	% (a)(b)	10/25/2066	6,603,399
13,682,416	Verus Securitization Trust, Series 2022-INV1-A1	5.04	% (a)(h)	08/25/2067	13,315,242
456,081	Verus Securitization Trust, Series 2022-INV1-A2	5.80	% (a)(h)	08/25/2067	446,185
22,807,394	Verus Securitization Trust, Series 2023-4-A1	5.81	% (a)(h)	05/25/2068	22,626,076
9,054,366	VOLT LLC, Series 2021-NP10-A1	1.99	% (a)(h)	05/25/2051	8,287,215
20,935,012	VOLT LLC, Series 2021-NP11-A1	1.87	% (a)(h)	08/25/2051	19,072,960
12,564,283	VOLT LLC, Series 2021-NPL1-A1	1.89	% (a)(h)	02/27/2051	11,408,945
7,629,085	VOLT LLC, Series 2021-NPL3-A1	2.24	% (a)(h)	02/27/2051	7,046,892
6,153,382	VOLT LLC, Series 2021-NPL5-A1	2.12	% (a)(h)	03/27/2051	5,788,388
5,351,802	VOLT LLC, Series 2021-NPL6-A1	2.24	% (a)(h)	04/25/2051	4,900,419
23,836,263	VOLT LLC, Series 2021-NPL8-A1	2.12	% (a)(h)	04/25/2051	21,739,201
3,534,274	VOLT LLC, Series 2021-NPL9-A1	1.99	% (a)(h)	05/25/2051	3,234,827
148,100	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR16-A	4.33	% (b)	12/25/2032	140,774
234,533	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A36	6.00%		06/25/2037	212,725

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $857,231,261)					785,718,277

US Corporate Bonds - 6.6%
3,015,000	AbbVie, Inc.	2.60%		11/21/2024	2,894,258
5,350,000	Amazon.com, Inc.	4.60%		12/01/2025	5,310,301
905,000	American Express Company	3.38%		05/03/2024	887,633
1,575,000	American Express Company	5.73	% (f)	11/04/2026	1,566,589
2,957,000	American Express Company (Secured Overnight Financing Rate + 0.93%)	6.02%		03/04/2025	2,976,741
2,670,000	Amgen, Inc.	5.51%		03/02/2026	2,665,563
2,625,000	Arrow Electronics, Inc.	6.13%		03/01/2026	2,619,999
3,335,000	AT&T, Inc.	5.54%		02/20/2026	3,335,979
7,950,000	Athene Global Funding	5.79	% (a)(f)	05/24/2024	7,874,369
1,625,000	Avery Dennison Corporation	0.85%		08/15/2024	1,533,529
14,430,000	Bank of America Corporation (Secured Overnight Financing Rate 3 Month + 1.23%)	3.46%		03/15/2025	14,147,051
425,000	Boeing Company	4.88%		05/01/2025	419,103
2,970,000	Broadcom, Inc.	3.15%		11/15/2025	2,822,726
170,000	Broadcom, Inc.	3.88%		01/15/2027	162,183
5,945,000	Campbell Soup Company	3.95%		03/15/2025	5,780,075
2,800,000	Capital One Financial Corporation (Secured Overnight Financing Rate + 2.16%)	4.99%		07/24/2026	2,714,974
8,155,000	Cardinal Health, Inc.	3.08%		06/15/2024	7,943,678
4,345,000	Caterpillar Financial Services Corporation	3.65%		08/12/2025	4,219,038
1,565,000	Caterpillar Financial Services Corporation	4.35%		05/15/2026	1,541,343
2,870,000	Charles Schwab Corporation	6.14	% (f)	03/03/2027	2,794,062
4,150,000	Citigroup, Inc. (Secured Overnight Financing Rate + 1.53%)	3.29%		03/17/2026	3,971,211
5,587,000	Citigroup, Inc. (Secured Overnight Financing Rate 3 Month + 1.16%)	3.35%		04/24/2025	5,463,410
2,665,000	Constellation Brands, Inc.	3.60%		05/09/2024	2,614,414
2,770,000	Crown Castle, Inc.	4.80%		09/01/2028	2,689,887
2,705,000	CVS Health Corporation	5.00%		02/20/2026	2,693,520
2,425,000	Dell International LLC	4.00%		07/15/2024	2,385,264
415,000	Dell International LLC	5.85%		07/15/2025	416,715
3,145,000	Dollar General Corporation	4.15%		11/01/2025	3,054,447
4,915,000	Dollar Tree, Inc.	4.00%		05/15/2025	4,760,126
2,770,000	DTE Energy Company	4.88%		06/01/2028	2,711,670
8,414,000	Elevance Health, Inc.	3.50%		08/15/2024	8,200,028
3,335,000	Eli Lilly & Company	5.00%		02/27/2026	3,338,201
3,940,000	Energy Transfer LP	5.88%		01/15/2024	3,941,026
1,215,000	Energy Transfer LP	4.50%		04/15/2024	1,201,329
160,000	Energy Transfer LP	4.05%		03/15/2025	155,585
5,775,000	Entergy Corporation	0.90%		09/15/2025	5,188,917
5,930,000	Equinix, Inc.	1.25%		07/15/2025	5,412,395
5,760,000	Expedia Group, Inc.	6.25	% (a)	05/01/2025	5,781,909
2,690,000	General Mills, Inc.	4.00%		04/17/2025	2,622,772
2,250,000	General Mills, Inc.	5.24%		11/18/2025	2,250,476
5,825,000	General Motors Financial Company, Inc.	5.25%		03/01/2026	5,739,063
5,347,000	Goldman Sachs Group, Inc.	3.50%		04/01/2025	5,139,849
5,417,000	HCA, Inc.	5.00%		03/15/2024	5,383,717
3,980,000	Hewlett Packard Enterprise Company	5.90%		10/01/2024	3,982,680
3,150,000	Hyatt Hotels Corporation	1.30%		10/01/2023	3,121,389
1,530,000	Hyatt Hotels Corporation	5.75%		01/30/2027	1,526,700
5,745,000	Hyundai Capital America	1.00	% (a)	09/17/2024	5,405,418
2,360,000	Intel Corporation	4.88%		02/10/2026	2,353,798
5,405,000	John Deere Capital Corporation	4.75%		01/20/2028	5,404,451
5,254,000	JPMorgan Chase & Company	3.90%		07/15/2025	5,123,848
3,277,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 0.42%)	0.56%		02/16/2025	3,163,663
8,125,000	JPMorgan Chase & Company (Secured Overnight Financing Rate 3 Month + 1.42%)	3.22%		03/01/2025	7,966,344
5,910,000	Keurig Dr Pepper, Inc.	0.75%		03/15/2024	5,704,763
2,706,000	Kinder Morgan, Inc.	4.30%		06/01/2025	2,640,448
1,750,000	Lowe’s Companies, Inc.	4.40%		09/08/2025	1,715,622
5,460,000	Marriott International, Inc.	3.60%		04/15/2024	5,369,486
5,230,000	Marsh & McLennan Companies, Inc.	3.88%		03/15/2024	5,160,606
2,574,000	McDonald’s Corporation	3.38%		05/26/2025	2,490,146
3,350,000	McDonald’s Corporation	1.45%		09/01/2025	3,094,777
2,705,000	McKesson Corporation	5.25%		02/15/2026	2,696,001
1,645,000	Meta Platforms, Inc.	4.60%		05/15/2028	1,627,804
5,595,000	Microchip Technology, Inc.	0.97%		02/15/2024	5,421,782
5,570,000	Morgan Stanley (Secured Overnight Financing Rate + 0.46%)	5.52%		01/25/2024	5,565,206
5,905,000	Morgan Stanley (Secured Overnight Financing Rate + 0.53%)	0.79%		05/30/2025	5,611,301
4,303,000	Mosaic Company	4.25%		11/15/2023	4,277,396
2,120,000	New York Life Global Funding	3.60	% (a)	08/05/2025	2,038,998
1,750,000	NextEra Energy Capital Holdings, Inc.	4.20%		06/20/2024	1,724,015
950,000	NextEra Energy Capital Holdings, Inc.	4.26%		09/01/2024	934,658
2,740,000	NiSource, Inc.	5.25%		03/30/2028	2,740,514
4,454,000	Northrop Grumman Corporation	2.93%		01/15/2025	4,282,432
1,325,000	Northrop Grumman Corporation	3.25%		01/15/2028	1,236,582
6,120,000	NVIDIA Corporation	0.58%		06/14/2024	5,848,443
4,100,000	Omnicom Group, Inc.	3.65%		11/01/2024	3,983,526
5,037,000	Oracle Corporation	5.80%		11/10/2025	5,094,923
2,705,000	Pacific Gas and Electric Company	3.25%		02/16/2024	2,655,702
2,555,000	Pacific Gas and Electric Company	4.95%		06/08/2025	2,477,776
5,640,000	Parker-Hannifin Corporation	3.65%		06/15/2024	5,528,206
5,660,000	Penske Truck Leasing Company LP	4.40	% (a)	07/01/2027	5,346,815
995,000	Pfizer Investment Enterprises Pte Ltd.	4.65%		05/19/2025	986,713
2,745,000	Philip Morris International, Inc.	4.88%		02/13/2026	2,726,456
1,442,000	Phillips 66	3.85%		04/09/2025	1,402,744
1,260,000	Phillips 66	1.30%		02/15/2026	1,139,384
3,520,000	PNC Financial Services Group, Inc. (Secured Overnight Financing Rate + 1.32%)	5.81%		06/12/2026	3,500,689
4,165,000	Public Service Enterprise Group, Inc.	0.84%		11/08/2023	4,092,385
2,690,000	Raytheon Technologies Corporation	5.00%		02/27/2026	2,687,742
6,020,000	Republic Services, Inc.	2.50%		08/15/2024	5,809,384
5,340,000	Royalty Pharma PLC	0.75%		09/02/2023	5,291,234
500,000	Royalty Pharma PLC	1.75%		09/02/2027	429,046
2,790,000	Ryder System, Inc.	5.25%		06/01/2028	2,756,882
2,964,000	Sabine Pass Liquefaction LLC	5.63%		03/01/2025	2,953,642
4,490,000	Simon Property Group LP	2.00%		09/13/2024	4,286,227
3,880,000	Southern California Edison Company	5.92	% (f)	04/01/2024	3,875,155
1,655,000	Southern California Edison Company	4.90%		06/01/2026	1,632,404
2,665,000	Southern Company	5.15%		10/06/2025	2,650,168
2,087,000	Synchrony Financial	4.38%		03/19/2024	2,046,762
2,233,000	Synchrony Financial	4.25%		08/15/2024	2,153,773
3,465,000	T-Mobile USA, Inc.	4.80%		07/15/2028	3,394,968
3,105,000	Toyota Motor Credit Corporation	3.65%		08/18/2025	3,002,136
2,910,000	Truist Financial Corporation (Secured Overnight Financing Rate + 0.40%)	5.49%		06/09/2025	2,817,487
5,427,000	Union Pacific Corporation	4.75%		02/21/2026	5,392,746
1,775,000	UnitedHealth Group, Inc.	0.55%		05/15/2024	1,701,577
1,670,000	UnitedHealth Group, Inc.	3.70%		05/15/2027	1,610,992
5,120,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	6.42%		05/15/2025	5,164,000
3,195,000	Viatris, Inc.	1.65%		06/22/2025	2,941,122
5,536,000	Warnermedia Holdings, Inc.	3.79%		03/15/2025	5,340,279
2,735,000	WEC Energy Group, Inc.	4.75%		01/09/2026	2,695,025
10,390,000	Wells Fargo & Company (Secured Overnight Financing Rate 3 Month + 1.09%)	2.41%		10/30/2025	9,898,153
5,455,000	Welltower, Inc.	3.63%		03/15/2024	5,365,086
3,260,000	Workday, Inc.	3.50%		04/01/2027	3,091,637
5,760,000	Zimmer Biomet Holdings, Inc.	1.45%		11/22/2024	5,426,773

Total US Corporate Bonds (Cost $411,515,499)					400,904,115

US Government and Agency Mortgage Backed Obligations - 3.0%
113,288	Federal Home Loan Mortgage Corporation Pass-Thru, Pool N70081	5.50%		07/01/2038	111,122
8,944,169	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SB0578	2.00%		11/01/2036	7,947,711
15,118,469	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SC0321	3.50%		10/01/2042	13,988,406
12,202	Federal Home Loan Mortgage Corporation REMICS, Series 3872-BA	4.00%		06/15/2041	11,729
549,596	Federal Home Loan Mortgage Corporation REMICS, Series 4203-NB	2.00%		10/15/2040	527,197
5,702,279	Federal Home Loan Mortgage Corporation REMICS, Series 4211-AP	1.60%		03/15/2043	5,130,862
3,022,579	Federal Home Loan Mortgage Corporation REMICS, Series 4484-CD	1.75%		07/15/2030	2,775,082
2,905,196	Federal Home Loan Mortgage Corporation REMICS, Series 4878-FA (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	5.59%		05/15/2049	2,817,692
4,349,533	Federal Home Loan Mortgage Corporation REMICS, Series 4987-BF (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	5.55%		06/25/2050	4,206,863
6,000,091	Federal Home Loan Mortgage Corporation REMICS, Series 5105-NH	2.00%		02/25/2037	5,259,122
527,475	Federal Home Loan Mortgage Corporation, Pool 840632 (12 Month LIBOR USD + 1.62%, 1.62% Floor, 7.69% Cap)	4.08%		05/01/2045	526,978
18,300	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	16,929
418,562	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	412,816
14,151,216	Federal National Mortgage Association Pass-Thru, Pool MA4176	2.00%		11/01/2040	12,036,772
44,093	Federal National Mortgage Association REMICS, Series 2011-64-DB	4.00%		07/25/2041	42,245
10,063,435	Federal National Mortgage Association REMICS, Series 2021-21-HG	2.00%		11/25/2047	8,783,418
12,272,898	Federal National Mortgage Association REMICS, Series 2021-31-AB	2.00%		06/25/2041	10,760,029
917,488	Federal National Mortgage Association, Pool AL2987 (12 Month LIBOR USD + 1.62%, 1.62% Floor, 7.31% Cap)	3.87%		11/01/2042	914,084
2,687,619	Federal National Mortgage Association, Pool AL9932	3.04	% (b)	01/01/2024	2,641,075
1,223,756	Federal National Mortgage Association, Pool BC0057 (12 Month LIBOR USD + 1.60%, 1.60% Floor, 7.37% Cap)	3.85%		12/01/2045	1,215,169
849,651	Federal National Mortgage Association, Pool BM3520 (12 Month LIBOR USD + 1.55%, 1.55% Floor, 7.01% Cap)	4.31%		05/01/2045	840,313
12,783,000	Federal National Mortgage Association, Pool BS7010	4.81%		09/01/2029	12,795,732
7,197,686	Federal National Mortgage Association, Pool BS7011	4.81%		09/01/2029	7,194,401
7,728,242	Federal National Mortgage Association, Pool FS2844	3.50%		10/01/2042	7,143,735
7,776,813	Federal National Mortgage Association, Pool MA4643	3.00%		05/01/2042	6,988,135
7,035,417	Federal National Mortgage Association, Pool MA4660	3.00%		07/01/2042	6,321,929
8,341,385	Federal National Mortgage Association, Pool RB5163	3.00%		05/01/2042	7,495,465
12,368,625	Federal National Mortgage Association, Series 2019-43-FD (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	5.55%		08/25/2049	11,969,920
3,738,432	Federal National Mortgage Association, Series 2019-M21-3A1	2.10%		06/25/2034	3,417,990
12,232,438	Federal National Mortgage Association, Series 2020-M49-1A1	1.30	% (b)	11/25/2030	10,644,982
16,156,438	Federal National Mortgage Association, Series 2021-M7-A1	1.78	% (b)	03/25/2031	14,295,339
2,995,681	Federal National Mortgage Association, Series 2023-M4-A1	3.89	% (b)	06/25/2032	2,891,887
4,928,947	Government National Mortgage Association, Series 2013-116-WU	3.00%		12/20/2042	4,703,055
5,290,509	Government National Mortgage Association, Series 2022-183-B	5.00%		04/20/2047	5,178,022

Total US Government and Agency Mortgage Backed Obligations (Cost $196,519,246)					182,006,206

US Government and Agency Obligations - 18.6%
108,900,000	United States Treasury Notes	4.25%		12/31/2024	107,394,118
54,600,000	United States Treasury Notes	4.13%		01/31/2025	53,751,140
68,700,000	United States Treasury Notes	3.88%		03/31/2025	67,355,520
189,800,000	United States Treasury Notes	3.88%		04/30/2025	186,122,625
287,900,000	United States Treasury Notes	4.25%		05/31/2025	284,295,627
54,600,000	United States Treasury Notes	4.63%		06/30/2025	54,341,930
95,000,000	United States Treasury Notes	3.88%		01/15/2026	93,241,016
165,500,000	United States Treasury Notes	3.63%		05/15/2026	161,485,332
116,500,000	United States Treasury Notes	4.13%		06/15/2026	115,298,594

Total US Government and Agency Obligations (Cost $1,136,771,462)					1,123,285,902

Short Term Investments - 7.5%
15,729,657	First American Government Obligations Fund - Class U	5.03	% (i)		15,729,657
15,729,657	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.03	% (i)		15,729,657
15,729,657	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.03	% (i)		15,729,657
180,000,000	United States Treasury Bills	0.00%		07/25/2023	179,450,550
234,900,000	United States Treasury Bills	0.00%		05/16/2024	224,205,708

Total Short Term Investments (Cost $451,285,823)					450,845,229

Total Investments - 99.8% (Cost $6,337,093,337)					6,033,683,401
Other Assets in Excess of Liabilities - 0.2%					10,778,873

NET ASSETS - 100.0%					$6,044,462,274

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)	Value determined using significant unobservable inputs.

(d)	Perpetual maturity. The date disclosed is the next call date of the security.

(e)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(f)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(g)	Interest only security

(h)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(i)	Seven-day yield as of period end

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	18.6%
Collateralized Loan Obligations	16.4%
Non-Agency Commercial Mortgage Backed Obligations	14.1%
Non-Agency Residential Collateralized Mortgage Obligations	13.0%
Foreign Corporate Bonds	8.0%
Short Term Investments	7.5%
US Corporate Bonds	6.6%
Asset Backed Obligations	6.2%
Bank Loans	4.0%
US Government and Agency Mortgage Backed Obligations	3.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.4%
Other Assets and Liabilities	0.2%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	18.6%
Collateralized Loan Obligations	16.4%
Non-Agency Commercial Mortgage Backed Obligations	14.1%
Non-Agency Residential Collateralized Mortgage Obligations	13.0%
Short Term Investments	7.5%
Asset Backed Obligations	6.2%
Banking	4.4%
US Government and Agency Mortgage Backed Obligations	3.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.4%
Utilities	1.8%
Energy	1.3%
Transportation	1.1%
Telecommunications	0.9%
Healthcare	0.9%
Pharmaceuticals	0.8%
Technology	0.7%
Chemicals/Plastics	0.5%
Media	0.5%
Food Service	0.5%
Automotive	0.5%
Electronics/Electric	0.4%
Hotels/Motels/Inns and Casinos	0.4%
Retailers (other than Food/Drug)	0.4%
Chemical Products	0.4%
Food Products	0.4%
Mining	0.3%
Industrial Equipment	0.3%
Finance	0.3%
Containers and Glass Products	0.3%
Insurance	0.2%
Consumer Products	0.2%
Construction	0.2%
Real Estate	0.2%
Aerospace & Defense	0.1%
Beverage and Tobacco	0.1%
Leisure	0.1%
Building and Development (including Steel/Metals)	0.1%
Commercial Services	0.1%
Environmental Control	0.1%
Diversified Manufacturing	0.1%
Financial Intermediaries	0.0%	(j)
Other Assets and Liabilities	0.2%

	100.0%

(j)	Represents less than 0.05% of net assets

Notes to Schedule of Investments

June 30, 2023 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services— Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2023:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Short Term Investments	$743,285,139	$70,164,249	$409	$1,187,640	$47,188,971	$12,206,116
Affiliated Mutual Funds	—	437,786,179	—	3,895,974	—	—
Warrants	—	12,821	—	—	—	—
Exchange Traded Funds	—	—	—	2,656,181	—	—
Real Estate Investment Trusts	—	—	—	370,920	—	—
Total Level 1	743,285,139	507,963,249	409	8,110,715	47,188,971	12,206,116
Level 2
US Government and Agency Mortgage Backed Obligations	16,358,909,639	1,368,227,413	—	1,664,735	182,006,206	—
Non-Agency Residential Collateralized Mortgage Obligations	8,593,111,428	802,348,123	—	4,119,736	785,718,277	—
US Government and Agency Obligations	2,731,998,533	1,487,527,395	—	—	1,123,285,902	—
Non-Agency Commercial Mortgage Backed Obligations	2,422,470,422	376,189,783	—	—	853,581,186	—
Asset Backed Obligations	1,407,932,715	254,447,255	—	—	349,440,256	—
Collateralized Loan Obligations	1,076,680,500	252,543,724	—	—	991,277,486	—
US Corporate Bonds	—	1,096,145,263	—	—	400,904,115	8,393,243
Foreign Corporate Bonds	—	414,228,831	358,332,901	—	479,968,999	680,859
Bank Loans	—	239,377,235	—	—	244,160,277	175,103,359
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	93,359,483	161,710,642	—	147,740,468	—
Short Term Investments	—	79,264,141	—	4,332,909	403,656,258	—
Municipal Bonds	—	5,592,029	—	—	—	—
Escrow Notes	—	3,187	—	—	—	—
Total Level 2	32,591,103,237	6,469,253,862	520,043,543	10,117,380	5,961,739,430	184,177,461
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	199,376,020	742,273	—	—	—	—
Asset Backed Obligations	49,505,611	6,222,149	—	—	24,755,000	—
Collateralized Loan Obligations	485,088	691,241	—	76,100	—	—
Bank Loans	—	488,086	—	—	—	390,851
Common Stocks	—	343,480	—	—	—	1,584
Rights	—	18,624	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Total Level 3	249,366,719	8,505,853	—	76,100	24,755,000	392,435
Total	$33,583,755,095	$6,985,722,964	$520,043,952	$18,304,195	$6,033,683,401	$196,776,012
Other Financial Instruments
Level 1
Futures Contracts	$5,898,959	$532,514	$—	$(40,078)	$—	$—
Total Level 1	5,898,959	532,514	—	(40,078)	—	—
Level 2
Excess Return Swaps	—	—	—	862,413	—	—
Unfunded Loan Commitments	—	(49,110)	—	—	—	(30,085)
Total Level 2	—	(49,110)	—	862,413	—	(30,085)
Level 3	—	—	—	—	—	—
Total	$5,898,959	$483,404	$—	$822,335	$—	$(30,085)

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Short Term Investments	$132,400,389	$13,914,606	$1,205,846	$2,138,559	$5,147,280	$2,671,836
Warrants	—	1,445	—	—	—	—
Total Level 1	132,400,389	13,916,051	1,205,846	2,138,559	5,147,280	2,671,836
Level 2
Collateralized Loan Obligations	741,476,270	168,073,281	—	—	—	—
US Government and Agency Obligations	714,710,521	19,273,242	—	8,545,031	—	49,111,670
Non-Agency Commercial Mortgage Backed Obligations	497,628,997	88,173,507	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	475,193,894	151,327,903	—	—	—	—
Asset Backed Obligations	288,972,044	39,690,566	—	—	—	—
US Corporate Bonds	265,721,495	33,813,045	—	—	—	—
Bank Loans	238,058,965	63,700,277	—	—	—	—
Foreign Corporate Bonds	222,952,472	53,703,788	133,682,872	—	—	—
Short Term Investments	212,480,039	120,151,875	—	—	154,994,653	2,349,983
US Government and Agency Mortgage Backed Obligations	107,340,940	79,379,105	—	39,792,261	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	35,503,436	20,298,590	39,435,739	—	—	86,292,910
Escrow Notes	—	752	—	—	—	—
Total Level 2	3,800,039,073	837,585,931	173,118,611	48,337,292	154,994,653	137,754,563
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,237,668	1,787,322	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	2,724,740	6,927,039	—	—	—	—
Bank Loans	$—	$106,723	$—	$—	$—	$—
Foreign Corporate Bonds	—	—	—	—	—	—
Asset Backed Obligations	—	4,281,593	—	—	—	—
Collateralized Loan Obligations	—	2,979,192	—	—	—	—
Common Stocks	—	82,378	—	—	—	—
Rights	—	4,464	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Total Level 3	7,962,408	16,168,711	—	—	—	—
Total	$3,940,401,870	$867,670,693	$174,324,457	$50,475,851	$160,141,933	$140,426,399
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$608,744	$—	$—
Total Level 1	—	—	—	608,744	—	—
Level 2
Excess Return Swaps	287,764,035	—	—	—	4,299,150	—
Unfunded Loan Commitments	—	(12,251)	—	—	—	—
Total Level 2	287,764,035	—	—	—	4,299,150	—
Level 3	—	—	—	—	—	—
Total	$287,764,035	$(12,251)	$—	$608,744	$4,299,150	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Short Term Investments	$425,186	$2,601,552	$211,317	$88,053	$504,091	$750,198
Affiliated Mutual Funds	—	3,024,971	—	—	—	9,730,063
Total Level 1	425,186	5,626,523	211,317	88,053	504,091	10,480,261
Level 2
US Corporate Bonds	152,481,698	3,634,922	2,724,698	—	—	—
Asset Backed Obligations	136,326,006	1,750,290	—	—	1,038,464	—
Foreign Corporate Bonds	40,997,472	2,663,843	541,282	2,193,850	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	6,662,708	313,995	—	8,243,312	—	—
Collateralized Loan Obligations	—	8,740,203	2,272,386	—	12,394,083	—
US Government and Agency Obligations	—	8,515,329	2,359,986	—	2,269,912	1,457,085
Non-Agency Residential Collateralized Mortgage Obligations	—	6,460,909	—	—	15,319,956	—
Non-Agency Commercial Mortgage Backed Obligations	—	6,447,223	2,077,996	—	9,275,627	—
Short Term Investments	$—	$5,911,205	$877,989	$—	$—	$986,504
US Government and Agency Mortgage Backed Obligations	—	1,100,872	—	—	3,354,102	—
Total Level 2	336,467,884	45,538,791	10,854,337	10,437,162	43,652,144	2,443,589
Level 3
Foreign Corporate Bonds	2,041,447	—	—	—	—	—
Asset Backed Obligations	952,148	—	—	—	2,134,102	—
Total Level 3	2,993,595	—	—	—	2,134,102	—
Total	$339,886,665	$51,165,314	$11,065,654	$10,525,215	$46,290,337	$12,923,850
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—
Level 2
Excess Return Swaps	—	1,836,034	(1,712,206)	—	—	170,726
Forward Currency Exchange Contracts	—	870,322	—	—	—	—
Total Level 2	—	2,706,356	(1,712,206)	—	—	170,726
Level 3	—	—	—	—	—	—
Total	$—	$2,706,356	$(1,712,206)	$—	$—	$170,726

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases (a)	Sales (b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of June 30, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2023(c)
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$7,119,685	$8,898	$(115,868)	$19,369	$—	$(105,045)	$—	$—	$6,927,039	$(115,362)
Asset Backed Obligations	8,405,530	(445,212)	(3,274,951)	—	175,850	(579,624)	—	—	4,281,593	(3,689,793)
Collateralized Loan Obligations	1,520,905	—	(74,625)	201	5,298	—	1,527,413	—	2,979,192	(70,611)
Non-Agency Commercial Mortgage Backed Obligations	983,389	1,686	34,100	1,807	—	(72,843)	839,183	—	1,787,322	18,208
Bank Loans	107,055	101	(1,259)	1,158	—	(332)	—	—	106,723	(1,155)
Common Stocks	290,300	(32,896)	9,485	—	—	(184,511)	—	—	82,378	(36,327)
Rights	6,138	—	(1,674)	—	—	—	—	—	4,464	(1,674)
Escrow Notes	—	—	—	—	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—	—	—	—	—
Warrants	—	—	—	—	—	—	—	—	—	—

Total	$18,433,002	$(467,423)	$(3,424,792)	$22,535	$181,148	$(942,355)	$2,366,596	$—	$16,168,711	$(3,826,103)

DoubleLine Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases (a)	Sales (b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of June 30, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2023(c)
Investments in Securities
Asset Backed Obligations	$4,079,163	$(1,926,537)	$1,098,981	$(164)	$81,573	$(1,198,914)	$—	$—	$2,134,102	$(741,465)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2023 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of June 30, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$6,927,039	Market Comparables	Market Quotes	$90.64 ($90.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$4,281,593	Market Comparables	Market Quotes	$12.37 - $87.49 ($60.05)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$2,979,192	Market Comparables	Market Quotes	$23.43 - $76.37 ($71.78)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,787,322	Market Comparables	Market Quotes	$33.72 -$77.41 ($56.90)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$106,723	Market Comparables	Market Quotes	$0.00 - $100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$82,378	Market Comparables	Market Quotes	$0.60 - $23.00 ($22.82)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$4,464	Market Comparables	Market Quotes	$4.75 - $7.25 ($6.26)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Escrow Notes	$—	Income Approach	Expected Value	$0.00 ($0.00)	Significant changes in the expected value would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Market Comparables	EBITDA Multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security
Warrants	$—	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of June 30, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$2,134,102	Market Comparables	Market Quotes	$12.37 - $4,604.87 ($1,793.51)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.